Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets, Net [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 11 –	GOODWILL AND INTANGIBLE ASSETS, NET

a.	Composition and movement:

	Patents	Goodwill	Customer relations, order backlog (1)	Technology and supplier relationships (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2024	31	2,467	15,595	1,092	19,185

Impairment recognized in the year (1)	-	(571)	(82)	-	(653)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(22)	(99)	(6)	(128)
Balance as of December 31, 2024	30	1,874	15,414	1,086	18,404

Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025	-	-	-	41,611	41,611
Foreign currency translation adjustments	-	-	-	1,943	1,943
Impairment recognized in the year (2d)	-	-	(3,130)	(43,554)	(46,684)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	268	1,549	-	1,817
Balance as of December 31, 2025	30	2,142	13,833	1,086	17,091

Accumulated amortization:

Balance as of January 1, 2024	18	-	10,192	1,092	11,302
Amortization recognized in the year (1)	6	-	947	-	953
Adjustments arising from translating financial statements from functional currency to presentation currency		-	(56)	(6)	(62)
Balance as of December 31, 2024	24	-	11,083	1,086	12,193
Amortization recognized in the year (1)	6	-	918	-	924
Adjustments arising from translating financial statements from functional currency to presentation currency		-	1,005	-	1,005
Balance as of December 31, 2025	30	-	13,006	1,086	14,122

Net balance:

As of December 31, 2025	-	2,142	827	-	2,969
As of December 31, 2024	6	1,874	4,331	-	6,211
(1)	Customer relations and order backlog amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.

(2)	Technology amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under general and administrative expenses.

b.	For the years ended December 31, 2025 and 2024, the criteria for recognition in intangible asset related to development have not been met and therefore all development costs have been recognized as an expense in profit or loss.

c.	In May 2022, the Company entered into an Asset Purchase Agreement with Legacy Technologies GmbH (“Legacy”) a European cyber firm with an extensive EMEA distribution network of cyber solutions for major government and enterprise data centers. The acquired assets were mainly comprised of customer relationships of Legacy. The transaction was completed on July 5, 2022. The total consideration for the sale and transfer of the acquired assets was $10,000 thousand in cash and additional contingent consideration of up to $12,000 thousand in restricted share units (“RSUs”) of the Company, subject to completion of several milestones established in the agreement. Half of the cash consideration was paid at the contract closing and the other half has not been settled and is past due in accordance with the contractual repayment terms. The RSUs were treated as a post-combination transaction. For more information, see Note 21.

As of December 31, 2025 and 2024, $5,430 thousand and $5,244 thousand respectively, out of the remaining consideration liability are classified in the balance sheet under line-item Current maturities of other liabilities.

d.	Impairment loss of goodwill and intangible assets with defined useful life

For annual impairment testing of goodwill and intangible assets with defined useful life the goodwill and other intangible assets of the Company were allocated to the two operating segments which constitute the following three cash generating units (“CGUs”):

●	Comsec Consulting

●	Professional Services

●	Products and Technology

The goodwill of the Products and Technology CGU was fully impaired in 2024.

On January 27, 2025, the Company acquired a technology asset from BlackSwan for a purchase price of $41.6 million. During the year ended December 31, 2025, based on management’s assessment of the recoverable amount of the asset, the Company recognized a full impairment reducing the carrying amount of the technology asset to zero as of December 31, 2025.

As of December 31, 2025, the carrying amount of the goodwill and intangible assets which were allocated to the Professional Services CGU were as follows (in USD thousands):

	Professional Services	Total

Goodwill	2,142	2,142
Customer relationship	827	827
Total	2,969	2,969

The Company performed its annual impairment tests on December 31, 2025 and 2024, respectively. The recoverable amount of each CGU was assessed using the income approach model.

Products and Technology

As of December 31, 2025, the recoverable amount of the Products and Technology CGU were determined based on a value in use calculation using cash flow projection from financial budget approved by senior management covering a five-year period. The discount rate applied to cash flow projection is 24.5% for Products and Technology CGU. Cash flows beyond the five-year period are extrapolated using a 3% growth rate. As a result of this analysis, the value in use of the Products and Technology CGU was determined to be lower than their carrying amounts. An impairment in the amount of $43,554 thousand was recognized in the Products and Technology CGU. The provision was recorded in impairment of goodwill and intangible assets expenses.

Professional Services

As of December 31, 2025, the recoverable amount of the Professional Services CGU was determined based on a value in use calculation using cash flow projections from financial budget approved by senior management covering a five-year period. The discount rate applied to cash flow projection is 20% for the Professional Services CGU. Cash flows beyond the five-year period are extrapolated using a 3% growth rate. As a result of this analysis, the value in use of the Professional Services CGU was determined to be higher than their carrying amounts.

Consulting

As of December 31, 2025, the recoverable amount of the consulting CGU was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projection is 20% for the consulting CGU. Cash flows beyond the five-year period are extrapolated using a 3% growth rate for both CGUs. As a result of this analysis, the value in use of the consulting CGU was determined to be lower than their carrying amount. Accordingly, the Company recognized an impairment loss equal to the full carrying amount of $3,130 thousand of the related intangible asset, reducing its carrying amount to zero as of December 31, 2025.

Key assumptions

The calculation of value in use for all of the cash generating units is most sensitive to the following key assumptions:

●	Discount rates

●	Growth rate used for the forecast period and to extrapolate cash flows beyond the forecast period.

Discount rates − Discount rates represent the current market assessment of the risks specific to each cash-generating unit, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity.